Stockholders' Equity - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Conversion of convertible notes	$ 3,547	$ 3,430
Reclassification of debt to equity, tax effect	1,086
Additional Paid-in Capital
Derivative Instruments, Gain (Loss) [Line Items]
Conversion of convertible notes	$ 3,547	3,430
Reclassification of debt to equity, tax effect		$ 1,208